SCHEDULE OF BASIC AND DILUTIVE SHARES (Details) - shares	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Basic weighted average common shares outstanding	6,418,061	3,872,447	6,418,061	3,487,299	4,864,540	2,699,210	2,811,872	1,614,506
Effect of dilutive stock options								8,891
Diluted weighted average of common shares outstanding	6,418,061	3,872,447	6,418,061	3,487,299	4,864,540	2,699,210	2,811,872	1,623,397